Recovery of Erroneously Awarded Compensation - Restatement Determination Date [Axis]: 2025-12-31	12 Months Ended
Dec. 31, 2025
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	Awards granted under our equity award plans will be subject to recoupment in accordance with our Compensation Clawback Policy and any other clawback policy that we adopt. In addition, the Plan Administrator may impose other clawback, recovery or recoupment provisions in an award agreement as the Plan Administrator determines necessary or appropriate, including a reacquisition right in respect of previously acquired shares of our common stock or other cash or property upon the occurrence of cause.Under our Clawback Policy, in the event the Company is required to prepare an accounting restatement due to material noncompliance with any financial reporting requirement under the federal securities laws, the Company will seek to recover from any covered executive officer incentive-based compensation that was erroneously awarded and received during the three completed fiscal years immediately preceding the date on which the Company is required to prepare the accounting restatement. The amount subject to recovery generally equals the excess of the incentive-based compensation received over the amount that otherwise would have been received had such compensation been determined based on the restated financial results.Incentive-based compensation subject to recovery includes compensation that is granted, earned, or vested based wholly or in part on the attainment of a financial reporting measure, including, without limitation, cash bonus awards, stock options, restricted stock, restricted stock units, and performance-based equity awards. Financial reporting measures include measures determined and presented in accordance with accounting principles used in preparing the Company’s financial statements, as well as stock price and total stockholder return.The Clawback Policy provides that recovery is required regardless of whether the executive officer engaged in misconduct and without regard to fault. Recovery will not be sought only to the extent the Compensation Committee (or a majority of the independent members of the Board) determines that recovery would be impracticable.The Clawback Policy is filed as Exhibit 97 to the Company’s Annual Report on Form 10-K.
Stock Price or TSR Estimation Method [Text Block]	Financial reporting measures include measures determined and presented in accordance with accounting principles used in preparing the Company’s financial statements, as well as stock price and total stockholder return.
Forgone Recovery, Explanation of Impracticability [Text Block]	The Clawback Policy provides that recovery is required regardless of whether the executive officer engaged in misconduct and without regard to fault. Recovery will not be sought only to the extent the Compensation Committee (or a majority of the independent members of the Board) determines that recovery would be impracticable.